UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2009 ( Unaudited)
S&P 500 Capital Appreciation Fund
			Shares	Value
EXCHANGE-TRADED FUND - 69.22%
SPDR Trust Series 1			3,065	$314,316
TOTAL EXCHANGE-TRADED FUND (Cost $292,696)				$314,316

Total Investments (Cost $292,696) - 69.22%				314,316
Other Assets in Excess of Liabilities - 30.78%				139,767
TOTAL NET ASSETS - 100.00%				$454,083

Footnotes

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at August 31, 2009.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments				$ 292,696
Gross unrealized appreciation				21,620
Gross unrealized depreciation				-
Net unrealized appreciation				$ 21,620

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
30, 2009.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:
		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Exchange-Traded Fund	$ 314,316	$ 314,316	$ -	$ -
Total	$ 314,316	$ 314,316	$ -	$ -

There have been no derivative investments since in the inception of the fund; however, the fund may enter into derivative transactions in the future.

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of August 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By            /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date   October 22, 2009

By           /s/ John Buckel
John Buckel, Treasurer

Date  October 22, 2009